Financial Risk Management - Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets				$ 176,678
Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 3,555,927	$ 2,793,136	$ 2,442,465
Amount of credit loss	$ 64,306	$ 96,305	$ 191,236
Current (Not Past Due) [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	0.00%	0.00%	0.00%	0.00%
Financial assets	$ 3,266,331	$ 2,500,049	$ 2,083,956
Credit impairment	No	No	No
1 to 30 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	6.00%	8.60%	3.50%	6.00%
Financial assets	$ 145,487	$ 157,478	$ 124,985
Amount of credit loss	$ 8,795	$ 13,554	$ 4,413
Credit impairment	No	No	No
31 to 60 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	7.60%	27.20%	13.00%	7.60%
Financial assets	$ 48,996	$ 58,208	$ 48,939
Amount of credit loss	$ 3,717	$ 15,852	$ 6,354
Credit impairment	No	No	No
61 to 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	12.00%	27.60%	16.90%	12.00%
Financial assets	$ 30,629	$ 14,497	$ 4,955
Amount of credit loss	$ 3,677	$ 3,994	$ 839
Credit impairment	No	No	No
More Than 90 Days Past Due [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	67.00%	100.00%	100.00%	67.00%
Financial assets	$ 49,517	$ 40,618	$ 100,540
Amount of credit loss	$ 33,150	$ 40,618	$ 100,540
Credit impairment	Yes	Yes	Yes
Legal [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Weighted average loss rate	100.00%	100.00%	100.00%	100.00%
Financial assets	$ 14,967	$ 22,286	$ 79,090
Amount of credit loss	$ 14,968	$ 22,287	$ 79,090
Credit impairment	Yes	Yes	Yes